GENERAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of general information [Abstract]
Accumulated deficit	$ (401,002)	$ (399,827)
Depositary share conversion description	Each ADS represents 600 ordinary shares
Depositary share ratio change description	On January 30, 2025, the Company effected a change in the ratio of its ADSs to ordinary shares, from one ADS representing 15 ordinary shares to a new ratio of one ADS representing 600 ordinary shares.